UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
  x      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
  January 1, 2019   to   December 31, 2019
Date of Report (Date of earliest event reported)   February 2020
Commission File Number of securitizer:  not assigned
Central Index Key Number of securitizer:  0001665049

                    NATIONSTAR AGENCY ADVANCE FUNDING II LLC
Name of Securitizer
                    Katherine K. Connell 469-240-4688
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:    February 10, 2020
NATIONSTAR AGENCY ADVANCE FUNDING II LLC
(Securitizer)
By:     /s/ Pedro Alvarez
Name:     Pedro Alvarez
Title: Senior Vice President